Registration Nos. 333-121205
811-21682
As filed with the Securities and Exchange Commission
on May 12, 2011

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☑
Post-Effective Amendment No. 14	☑
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☑
Amendment No. 15	☑
STERLING CAPITAL VARIABLE INSURANCE FUNDS
(Exact Name of Registrant as Specified in Charter)
434 Fayetteville Street Mall, Fifth Floor, Raleigh, NC 27601
(Address of principal executive offices)
Registrant’s telephone number, including Area Code:
(800) 228-1872

E.G. Purcell, III, President
Sterling Capital Variable Insurance Funds
434 Fayetteville Street Mall, Fifth Floor, Raleigh, NC 27601

(Name and address of agent for service)
Copies of communications to:
Alan G. Priest, Esquire
Ropes & Gray LLP
One Metro Center, 700 12th Street, N.W., Suite 900
Washington, D.C. 20005
It is proposed that this filing will become effective (check appropriate box)
☐	immediately upon filing pursuant to paragraph (b)

☑	on May 12, 2011 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(i)

☐	on _________ pursuant to paragraph (a)(i)

☐	75 days after filing pursuant to paragraph (a)(ii)

☐	on ☐ pursuant to paragraph (a)(ii)
If appropriate, check the following box:
☐	this post-effective amendment designates a new effective date for post-effective amendment No. __ filed on [date].

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 14 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington, District of Columbia on the 12th day of May, 2011.
STERLING CAPITAL VARIABLE INSURANCE FUNDS

/s/ E. G. Purcell, III *E. G. Purcell, III
President
Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 14 has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ E.G. Purcell, III	President	May 12, 2011

*E. G. Purcell, III	Principal Executive Officer

/s/ James L. Roberts *James L. Roberts	Trustee	May 12, 2011

/s/ Thomas W. Lambeth *Thomas W. Lambeth	Trustee	May 12, 2011

/s/ James T. Gillespie	Treasurer	May 12, 2011

*James T. Gillespie

/s/ Douglas R. Van Scoy	Trustee	May 12, 2011

*Douglas R. Van Scoy

/s/ Drew T. Kagan	Trustee	May 12, 2011

*Drew T. Kagan

/s/ Laura C. Bingham	Trustee	May 12, 2011

*Laura C. Bingham

/s/ Alexander W. McAlister	Trustee	May 12, 2011

*Alexander W. McAlister

By:	/s/ Alan G. Priest
Alan G. Priest

*	By Alan G. Priest, Attorney-in-Fact, pursuant to powers of attorney filed herewith.

POWER OF ATTORNEY
     E.G. Purcell, III, whose signature appears below, does hereby constitute and appoint Alan G. Priest, Alyssa Albertelli, and Melissa S. Gainor, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable BB&T Variable Insurance Funds (the “Trust”), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (“Acts”), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust’s Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: February 20, 2009	/s/ E.G. Purcell, III
E.G. Purcell, III

POWER OF ATTORNEY
     James T. Gillespie, whose signature appears below, does hereby constitute and appoint Alan G. Priest, Alyssa Albertelli, and Melissa S. Gainor, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable BB&T Funds and BB&T Variable Insurance Funds (the “Trust”), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (“Acts”), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust’s Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: October 28, 2010	/s/ James T. Gillespie
James T. Gillespie

POWER OF ATTORNEY
Laura C. Bingham, whose signature appears below, does hereby constitute and appoint Alan G. Priest, Alyssa Albertelli and Monika Gupta, each individually, her true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable BB&T Variable Insurance Funds (the “Trust”), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the “Acts”), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust’s Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: April 27, 2005	/s/ Laura C. Bingham
Laura C. Bingham

POWER OF ATTORNEY
Drew T. Kagan, whose signature appears below, does hereby constitute and appoint Alan G. Priest, Alyssa Albertelli and Monika Gupta, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable BB&T Variable Insurance Funds (the “Trust”), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the “Acts”), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust’s Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: April 28, 2005	/s/ Drew T. Kagan
Drew T. Kagan

POWER OF ATTORNEY
Thomas Willis Lambeth, whose signature appears below, does hereby constitute and appoint Alan G. Priest, Alyssa Albertelli and Monika Gupta, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable BB&T Variable Insurance Funds (the “Trust”), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the “Acts”), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust’s Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: April 27, 2005	/s/ Thomas Willis Lambeth
Thomas Willis Lambeth

POWER OF ATTORNEY
Douglas Van Scoy, whose signature appears below, does hereby constitute and appoint Alan G. Priest, Alyssa Albertelli and Monika Gupta, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable BB&T Variable Insurance Funds (the “Trust”), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the “Acts”), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust’s Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: April 27, 2005	/s/ Douglas Van Scoy
Douglas Van Scoy

POWER OF ATTORNEY
James L. Roberts, whose signature appears below, does hereby constitute and appoint Alan G. Priest, Alyssa Albertelli and Monika Gupta, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable BB&T Variable Insurance Funds (the “Trust”), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the “Acts”), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust’s Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: April 27, 2005	/s/ James L. Roberts
James L. Roberts

POWER OF ATTORNEY
Alexander W. McAlister, whose signature appears below, does hereby constitute and appoint Alan G. Priest, Alyssa Albertelli, and Melissa S. Gainor, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable BB&T Funds (effectively February 1, 2011, the “Sterling Capital Funds”) and BB&T Variable Insurance Funds (effective May 1, 2011, the “Sterling Capital Variable Insurance Funds”) (the “Trust”), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (“Acts”), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust’s Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: January 20, 2011	/s/ Alexander W. McAlister
Alexander W. McAlister

Exhibit Index

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxomony Extension Presentation Linkbase